UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment []; Amendment Number:
      This Amendment (Check only one):  [] is a restatement.
                                        [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marvin & Palmer Associates, Inc.
Address:   1201 N. Market Street
           Suite 2300
           Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen T. Buckley
Title:     Chief Financial Officer - Principal
Phone:     (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley             Wilmington, Delaware               May 5, 2004

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number    Name

      28-1190                 Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           4

Form 13F Information Table Entry Total:      177

Form 13F Information Table Value Total:      $2,913,931
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name

1    28-7164                  Bear Stearns Asset Management Inc.
2    28-6134                  Caterpillar Investment Management Ltd.
3    28-1157                  CIGNA Corporation
4    28-10076                 Okabena Investment Services, Inc.

                                                Form 13F INFORMATION TABLE


---------------------------------------------------------------------------------------------------------------------------------
        Column 1           Column 2  Column 3   Column 4  Column 5     Column 6     Column 7                 Column 8

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     OTHER
     NAME OF ISSUER         TITLE    CUSIP       VALUE    SHRS OR    INVESTMENT     MANAGERS             VOTING AUTHORITY
                              OF               (x$1000)   SH/PUT/    DISCRETION                 ---------------------------------
                            CLASS                         PRN AMT
                                                         PRN CALL
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  SOLE       SHARED      NONE
---------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                    COM  013817101      506     14,600          Sole           3        14,600
---------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                    COM  013817101   77,494  2,233,900          Sole                 2,233,900
---------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                    COM  013817101   13,928    401,500          Sole                                          401,500
---------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR           ADR  02364W105   32,416    838,700          Sole                   838,700
---------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR           ADR  02364W105   13,288    343,800          Sole                                          343,800
---------------------------------------------------------------------------------------------------------------------------------
American International
Group                          COM  026874107       86      1,200          Sole           3         1,200
---------------------------------------------------------------------------------------------------------------------------------
American International
Group                          COM  026874107   13,050    182,900          Sole                   182,900
---------------------------------------------------------------------------------------------------------------------------------
American International
Group                          COM  026874107    2,240     31,400          Sole                                           31,400
---------------------------------------------------------------------------------------------------------------------------------
AmeriTrade Holding Corp.       COM  03074K100      139      9,000          Sole           3         9,000
---------------------------------------------------------------------------------------------------------------------------------
AmeriTrade Holding Corp.       COM  03074K100   24,605  1,597,700          Sole                 1,597,700
---------------------------------------------------------------------------------------------------------------------------------
AmeriTrade Holding Corp.       COM  03074K100    4,230    274,700          Sole                                          274,700
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.           COM  032654105      221      4,600          Sole           3         4,600
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.           COM  032654105   29,017    604,400          Sole                   604,400
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.           COM  032654105    6,649    138,500          Sole                                          138,500
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.           COM  037833100      200      7,400          Sole           3         7,400
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.           COM  037833100   38,270  1,415,300          Sole                 1,415,300
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.           COM  037833100    9,718    359,400          Sole                                          359,400
---------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg.
Financeira SA ADR              ADR  059602201    1,735     37,100          Sole                    37,100
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies,
Inc.                           COM  073902108      263      3,000          Sole           3         3,000
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies,
Inc.                           COM  073902108   47,123    537,442          Sole                   537,442
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies,
Inc.                           COM  073902108    8,373     95,500          Sole                                           95,500
---------------------------------------------------------------------------------------------------------------------------------
Best Buy Company, Inc.         COM  086516101      140      2,700          Sole           3         2,700
---------------------------------------------------------------------------------------------------------------------------------
Best Buy Company, Inc.         COM  086516101   25,568    494,350          Sole                   494,350
---------------------------------------------------------------------------------------------------------------------------------
Best Buy Company, Inc.         COM  086516101    9,082    175,600          Sole                                          175,600
---------------------------------------------------------------------------------------------------------------------------------
Boeing Company                 COM  097023105      296      7,200          Sole           3         7,200
---------------------------------------------------------------------------------------------------------------------------------
Boeing Company                 COM  097023105   28,038    682,700          Sole                   682,700
---------------------------------------------------------------------------------------------------------------------------------
Boeing Company                 COM  097023105    4,727    115,100          Sole                                          115,100
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific              COM  101137107      174      4,100          Sole           3         4,100
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific              COM  101137107   29,149    687,800          Sole                   687,800
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific              COM  101137107    5,386    127,100          Sole                                          127,100
---------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation           COM  111320107      355      9,100          Sole           3         9,100
---------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation           COM  111320107   49,320  1,264,300          Sole                 1,264,300
---------------------------------------------------------------------------------------------------------------------------------
Broadcom Corporation           COM  111320107   10,474    268,500          Sole                                          268,500
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.              COM  149123101      538      6,800          Sole           3         6,800
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.              COM  149123101   89,733  1,134,857          Sole                 1,134,857
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.              COM  149123101   20,574    260,200          Sole                                          260,200
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software           COM  M22465104    4,964    218,200          Sole                   218,200
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software           COM  M22465104    2,694    118,400          Sole                                          118,400
---------------------------------------------------------------------------------------------------------------------------------
China Life Insurance Co.
ADR                            ADR  16939P106      375     15,000          Sole                    15,000
---------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional
- ADR                          ADR  20440W105    6,452     94,600          Sole                    94,600
---------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp
ADR                            ADR  204412100      197      4,200          Sole                     4,200
---------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp
ADR                            ADR  204412209      368      6,700       Defined           1         6,700
---------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp
ADR                            ADR  204412209      225      4,100       Defined           2         4,100
---------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp
ADR                            ADR  204412209      154      2,800          Sole           3         2,800
---------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp
ADR                            ADR  204412209   43,646    795,000          Sole                   795,000
---------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp
ADR                            ADR  204412209   16,679    303,800          Sole                                          303,800
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                  COM  17275R102      346     14,700          Sole           3        14,700
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                  COM  17275R102   62,011  2,630,915          Sole                 2,630,915
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                  COM  17275R102   13,126    556,900          Sole                                          556,900
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                COM  172967101      595     11,500          Sole           3        11,500
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                COM  172967101   88,348  1,708,861          Sole                 1,708,861
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                COM  172967101   21,181    409,700          Sole                                          409,700
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                      COM  126650100      413     11,700          Sole           3        11,700
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                      COM  126650100   60,645  1,718,000          Sole                 1,718,000
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                      COM  126650100   10,442    295,800          Sole                                          295,800
---------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation            COM  235851102      140      1,500          Sole           3         1,500
---------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation            COM  235851102   20,177    216,100          Sole                   216,100
---------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation            COM  235851102    3,968     42,500          Sole                                           42,500
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                    COM  244199105      402      5,800          Sole           3         5,800
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                    COM  244199105   62,164    896,900          Sole                   896,900
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                    COM  244199105   13,453    194,100          Sole                                          194,100
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Company           COM  260543103      290      7,200          Sole           3         7,200
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Company           COM  260543103   47,059  1,168,300          Sole                 1,168,300
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Company           COM  260543103   10,054    249,600          Sole                                          249,600
---------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                     COM  278642103      797     11,500          Sole           3        11,500
---------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                     COM  278642103  115,070  1,660,942          Sole                 1,660,942
---------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                     COM  278642103   22,800    329,100          Sole                                          329,100
---------------------------------------------------------------------------------------------------------------------------------
Embraer Aircraft ADR           ADR  29081M102   12,625    393,300          Sole                   393,300
---------------------------------------------------------------------------------------------------------------------------------
Embraer Aircraft ADR           ADR  29081M102    7,097    221,100          Sole                                          221,100
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                      COM  268648102      110      8,100          Sole           3         8,100
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                      COM  268648102   19,257  1,414,900          Sole                 1,414,900
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                      COM  268648102    3,675    270,000          Sole                                          270,000
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International      COM  Y2573F102      468     27,400       Defined           1        27,400
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International      COM  Y2573F102      270     15,800       Defined           2        15,800
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International      COM  Y2573F102       96      5,600          Sole           3         5,600
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International      COM  Y2573F102      923     54,000          Sole           4        54,000
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International      COM  Y2573F102   23,707  1,387,205          Sole                 1,387,205
---------------------------------------------------------------------------------------------------------------------------------
Flextronics International      COM  Y2573F102   17,392  1,017,700          Sole                                        1,017,700
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                COM  368710406      603      5,700          Sole           3         5,700
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                COM  368710406   95,185    899,500          Sole                   899,500
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                COM  368710406   21,672    204,800          Sole                                          204,800
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.      COM  38141G104      397      3,800          Sole           3         3,800
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.      COM  38141G104   62,224    596,300          Sole                   596,300
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.      COM  38141G104   12,397    118,800          Sole                                          118,800
---------------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd. ADR             ADR  40415F101    1,835     61,000          Sole                    61,000
---------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                 ADR  45104G104   26,471  1,659,600          Sole                 1,659,600
---------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                 ADR  45104G104   12,986    814,200          Sole                                          814,200
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR       ADR  456788108      163      2,000       Defined           1         2,000
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR       ADR  456788108      106      1,300       Defined           2         1,300
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR       ADR  456788108    9,129    111,700          Sole                   111,700
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR       ADR  456788108    1,765     21,600          Sole                                           21,600
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                    COM  458140100      182      6,700          Sole           3         6,700
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                    COM  458140100   28,780  1,058,076          Sole                 1,058,076
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                    COM  458140100    7,216    265,300          Sole                                          265,300
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.               COM  524901105      232      2,500          Sole           3         2,500
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.               COM  524901105   49,630    534,924          Sole                   534,924
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.               COM  524901105   15,448    166,500          Sole                                          166,500
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                 COM  524908100      522      6,300          Sole           3         6,300
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                 COM  524908100   81,813    987,250          Sole                   987,250
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                 COM  524908100   16,789    202,600          Sole                                          202,600
---------------------------------------------------------------------------------------------------------------------------------
Linear Technology              COM  535678106      111      3,000          Sole           3         3,000
---------------------------------------------------------------------------------------------------------------------------------
Linear Technology              COM  535678106   25,337    683,118          Sole                   683,118
---------------------------------------------------------------------------------------------------------------------------------
Linear Technology              COM  535678106    5,211    140,500          Sole                                          140,500
---------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company         COM  543213102       26      2,300          Sole                     2,300
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.      COM  590188108      208      3,500          Sole           3         3,500
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.      COM  590188108   36,370    610,651          Sole                   610,651
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.      COM  590188108    7,967    133,766          Sole                                          133,766
---------------------------------------------------------------------------------------------------------------------------------
Microchip Technology,
Inc.                           COM  595017104      116      4,400          Sole           3         4,400
---------------------------------------------------------------------------------------------------------------------------------
Microchip Technology,
Inc.                           COM  595017104   22,623    856,300          Sole                   856,300
---------------------------------------------------------------------------------------------------------------------------------
Microchip Technology,
Inc.                           COM  595017104    3,234    122,400          Sole                                          122,400
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR         ADR  607409109      631      4,800       Defined           1         4,800
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR         ADR  607409109      460      3,500       Defined           2         3,500
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR         ADR  607409109      158      1,200          Sole           3         1,200
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR         ADR  607409109    1,775     13,500          Sole           4        13,500
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR         ADR  607409109   58,938    448,200          Sole                   448,200
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR         ADR  607409109   20,172    153,400          Sole                                          153,400
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Company               COM  61166W101      114      3,100          Sole           3         3,100
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Company               COM  61166W101   20,546    560,300          Sole                   560,300
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Company               COM  61166W101    3,194     87,100          Sole                                           87,100
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                 COM  617446448      183      3,200          Sole           3         3,200
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                 COM  617446448   37,625    656,638          Sole                   656,638
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                 COM  617446448    7,340    128,100          Sole                                          128,100
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications,
Inc.-A                         COM  65332V103      414     16,800          Sole           3        16,800
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications,
Inc.-A                         COM  65332V103   77,975  3,162,000          Sole                 3,162,000
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications,
Inc.-A                         COM  65332V103   20,357    825,500          Sole                                          825,500
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B             COM  654106103      148      1,900          Sole           3         1,900
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B             COM  654106103   25,565    328,300          Sole                   328,300
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B             COM  654106103    4,158     53,400          Sole                                           53,400
---------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin
Corporation                    COM  701094104      141      2,500          Sole           3         2,500
---------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin
Corporation                    COM  701094104   25,724    455,300          Sole                   455,300
---------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin
Corporation                    COM  701094104    4,091     72,400          Sole                                           72,400
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR        ADR  71654V408    8,740    260,900          Sole                   260,900
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR        ADR  71654V408    3,062     91,400          Sole                                           91,400
---------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                 COM  747525103      391      5,900          Sole           3         5,900
---------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                 COM  747525103   56,486    852,100          Sole                   852,100
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                 COM  747525103   10,533    158,900          Sole                                          158,900
---------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.        COM  74834L100      248      3,000          Sole           3         3,000
---------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.        COM  74834L100   35,385    427,200          Sole                   427,200
---------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.        COM  74834L100    5,069     61,200          Sole                                           61,200
---------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR         COM  760975102    1,913     20,500       Defined           1        20,500
---------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR         ADR  760975102    1,605     17,200       Defined           2        17,200
---------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR         COM  760975102      187      2,000          Sole           3         2,000
---------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR         ADR  760975102    3,033     32,500          Sole           4        32,500
---------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR         ADR  760975102   64,538    691,500          Sole                   691,500
---------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR         COM  760975102   70,109    751,200          Sole                                          751,200
---------------------------------------------------------------------------------------------------------------------------------
Satyam Computers
Services ADR                   ADR  804098101    3,133    152,700          Sole                   152,700
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.              COM  806857108      453      7,100          Sole           3         7,100
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.              COM  806857108   72,649  1,137,800          Sole                 1,137,800
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.              COM  806857108   11,353    177,800          Sole                                          177,800
---------------------------------------------------------------------------------------------------------------------------------
Sina Corporation               COM  G81477104      250      6,600       Defined           1         6,600
---------------------------------------------------------------------------------------------------------------------------------
Sina Corporation               COM  G81477104      129      3,400       Defined           2         3,400
---------------------------------------------------------------------------------------------------------------------------------
Sina Corporation               COM  G81477104       57      1,500          Sole           3         1,500
---------------------------------------------------------------------------------------------------------------------------------
Sina Corporation               COM  G81477104    1,135     30,000          Sole           4        30,000
---------------------------------------------------------------------------------------------------------------------------------
Sina Corporation               COM  G81477104   21,018    555,600          Sole                   555,600
---------------------------------------------------------------------------------------------------------------------------------
Sina Corporation               COM  G81477104    6,915    182,800          Sole                                          182,800
---------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Partic
ADR                            ADR  879246106    8,713    671,300          Sole                   671,300
---------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Partic
ADR                            ADR  879246106    3,133    241,400          Sole                                          241,400
---------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.               COM  G90078109      153      5,500          Sole           3         5,500
---------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.               COM  G90078109   27,452    984,300          Sole                   984,300
---------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.               COM  G90078109    4,619    165,600          Sole                                          165,600
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.      COM  913017109      147      1,700          Sole           3         1,700
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.      COM  913017109   23,948    277,500          Sole                   277,500
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.      COM  913017109    4,867     56,400          Sole                                           56,400
---------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group             COM  91324P102      200      3,100          Sole           3         3,100
---------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group             COM  91324P102   26,401    409,700          Sole                   409,700
---------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group             COM  91324P102    4,131     64,100          Sole                                           64,100
---------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation      COM  91913Y100      246      4,100          Sole           3         4,100
---------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation      COM  91913Y100   35,280    588,400          Sole                   588,400
---------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation      COM  91913Y100    5,444     90,800          Sole                                           90,800
---------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR      ADR  68370R109   30,471    293,018          Sole                   293,018
---------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR      ADR  68370R109   13,664    131,400          Sole                                          131,400
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Xilinx                         COM  983919101      234      6,200          Sole           3         6,200
---------------------------------------------------------------------------------------------------------------------------------
Xilinx                         COM  983919101   50,757  1,344,200          Sole                 1,344,200
---------------------------------------------------------------------------------------------------------------------------------
Xilinx                         COM  983919101    9,123    241,600          Sole                                          241,600
---------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                    COM  984332106      625     12,900          Sole           3        12,900
---------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                    COM  984332106   97,982  2,021,500          Sole                 2,021,500
---------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                    COM  984332106   19,533    403,000          Sole                                          403,000
---------------------------------------------------------------------------------------------------------------------------------